CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 285	$ 234	$ 427
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2021 - $(294); 2020 - $544; 2019 - $756)	(1,105)	2,048	2,844
Reclassification adjustment for investment amounts included in net income, net of income tax: (2021 - $(11); 2020 - $17; 2019 - $(3))	(41)	63	(11)
Change in net unrealized gains (losses) for which a credit loss has been recognized in net income, net of income tax: (2021 - $-; 2020 - $6)	(1)	24
Other Comprehensive Income Unrealized Gain (Loss) on Other than Temporary Impaired Investments Arising During Period, Net of Tax			(4)
Change in accumulated (loss) gain - derivatives, net of income tax: (2021 - $-; 2020 - $(1); 2019 - $(3))		(2)	(10)
Reclassification adjustment for derivative amounts included in net income, net of income tax: (2021 - $-; 2020 - $1; 2019 - $-)	1	2	2
Total other comprehensive income (loss)	(1,146)	2,135	2,821
Total comprehensive income (loss)	$ (861)	$ 2,369	$ 3,248